CIRR-system (Details) - SEK (kr) kr in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2026		Mar. 31, 2026	Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Comprehensive income for the CIRR-system
Interest income	kr 3,117		kr 3,009	kr 3,528		kr 6,126		kr 7,252		kr 14,117
Interest expenses	(2,414)		(2,325)	(2,866)		(4,739)		(5,880)		(11,398)
Foreign exchange effects	0		0	3		0		3		7
Financial position for CIRR-system
Cash and cash equivalents	15,188	[1]		5,589	[1]	15,188	[1]	5,589	[1]	7,259 [1]	kr 5,219
Derivatives	7,208					7,208				6,721
Other assets	2,239					2,239				754
Prepaid expenses and accrued revenues	7,822					7,822				7,775
Total assets	366,224					366,224				349,964
Derivatives	3,816					3,816				8,988
Accrued expenses and prepaid revenues	8,319					8,319				8,581
Total liabilities	341,829					341,829				325,875
Committed undisbursed loans	78,963					78,963				81,624
CIRR-system
Comprehensive income for the CIRR-system
Interest income	497		482	540		979		1,103		2,139
Interest expenses	(520)		(516)	(583)		(1,037)		(1,181)		(2,346)
Foreign exchange effects	0		0	1		0		2		2
Profit before compensation to SEK	(23)		(34)	(42)		(57)		(76)		(205)
Administrative remuneration to SEK	(52)		(52)	(59)		(104)		(130)		(243)
Operating profit CIRR-system	(75)		(86)	(101)		(161)		(206)		(448)
Reimbursement to (-) / from (+) the State	75		kr 86	kr 101		161		kr 206		448
Financial position for CIRR-system
Cash and cash equivalents	0					0				0
Loans	83,053					83,053				85,643
Derivatives	2,701					2,701				3,231
Other assets	347					347				629
Prepaid expenses and accrued revenues	2,298					2,298				1,772
Total assets	88,400					88,400				91,275
Liabilities	86,259					86,259				89,590
Derivatives	262					262				194
Accrued expenses and prepaid revenues	1,879					1,879				1,490
Total liabilities	88,400					88,400				91,275
Committed undisbursed loans	kr 35,870					kr 35,870				kr 37,286

[1]
1 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.